Recently Issued Accounting Statements (Details) (Predecessor, USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Accumulated other comprehensive income components
Realized loss on notes receivable, at fair market value	$ 1,862
Notes receivable, at fair market value expected to mature in 2018	6,238 [1]	8,074	[1],[2]	12,765	[2]
Unrealized gains and losses on available-for-sale securities | Amount reclassified from accumulated other comprehensive income
Accumulated other comprehensive income components
Realized loss on notes receivable, at fair market value	$ 1,862

[1]	Pledged as collateral to credit and long-term debt facilities
[2]	(1) Pledged as collateral to credit and long-term debt facilities